                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-4165
                                   ---------------------------------------------

                    AMERICAN CENTURY TARGET MATURITIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          4500 MAIN STREET, KANSAS CITY, MISSOURI          64111
--------------------------------------------------------------------------------
          (Address of principal executive offices)       (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:      816-531-5575
                                                    ----------------------------

Date of fiscal year end:           09-30
                          ------------------------------------------------------

Date of reporting period:          12-31-2007
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY INVESTMENTS(reg.sm)
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2010 FUND
DECEMBER 31, 2007

[american century investments logo and text logo]

TARGET 2010 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) - 86.3%
     $   1,000,000  STRIPS - COUPON,
                    3.44%, 5/15/09                                  $    959,833
            59,000  TIGR, 3.77%, 5/15/09                                  56,439
         5,106,000  TR, 3.93%, 5/15/09                                 4,884,379
        16,367,000  CATS, 4.98%, 8/15/09                              15,513,215
         1,440,000  Federal Judiciary, 3.52%, 8/15/09                  1,365,971
           500,000  STRIPS - COUPON,
                    3.47%, 8/15/09                                       475,813
           149,500  TIGR, 2.95%, 8/15/09                                  87,201
            13,000  TIGR, 2.95%, 8/15/09                                   7,583
           534,000  REFCORP STRIPS - COUPON,
                    3.65%, 10/15/09                                      505,763
         1,417,000  CATS, 6.14%, 11/15/09                              1,332,775
         3,000,000  STRIPS - COUPON,
                    4.94%, 11/15/09                                    2,834,712
         8,000,000  STRIPS - PRINCIPAL,
                    4.47%, 11/15/09                                    7,549,480
        17,500,000  STRIPS - PRINCIPAL,
                    6.27%, 11/15/09                                   16,537,343
           715,000  REFCORP STRIPS - COUPON,
                    3.63%, 1/15/10                                       672,386
         1,000,000  STRIPS - COUPON,
                    4.94%, 2/15/10                                       938,173
         8,000,000  STRIPS - PRINCIPAL,
                    4.43%, 2/15/10                                     7,492,840
        13,000,000  STRIPS - PRINCIPAL,
                    4.58%, 2/15/10                                    12,175,865
         1,228,000  REFCORP STRIPS - COUPON,
                    7.16%, 4/15/10                                     1,144,263
         7,787,000  STRIPS - COUPON,
                    4.87%, 5/15/10                                     7,230,533
         2,500,000  STRIPS - PRINCIPAL,
                    4.02%, 5/15/10                                     2,327,865
           577,000  STRIPS - COUPON,
                    9.24%, 8/15/10                                       532,009
         6,500,000  STRIPS - PRINCIPAL,
                    4.32%, 8/15/10                                     5,990,075
         9,500,000  STRIPS - PRINCIPAL,
                    4.78%, 8/15/10                                     8,754,725
         3,136,000  REFCORP STRIPS - COUPON,
                    6.53%, 10/15/10                                    2,874,498
         9,339,000  STRIPS - COUPON,
                    5.83%, 11/15/10                                    8,534,753
        12,000,000  STRIPS - PRINCIPAL,
                    4.45%, 11/15/10                                   10,932,552
        19,361,000  REFCORP STRIPS - COUPON,
                    6.28%, 1/15/11                                    17,580,543
           507,000  Federal Judiciary,
                    4.38%, 2/15/11                                       456,064
         1,310,000  STRIPS - COUPON,
                    9.36%, 2/15/11                                     1,185,651
        22,000,000  STRIPS - PRINCIPAL,
                    4.52%, 2/15/11                                    19,991,422
         1,850,000  REFCORP STRIPS - COUPON,
                    8.14%, 4/15/11                                     1,671,233
         2,500,000  STRIPS - COUPON,
                    6.65%, 5/15/11                                     2,256,653
         7,138,000  REFCORP STRIPS - COUPON,
                    4.98%, 7/15/11                                     6,381,108
         1,715,000  STRIPS - COUPON,
                    9.30%, 8/15/11                                     1,525,436
        18,000,000  STRIPS - PRINCIPAL,
                    4.48%, 8/15/11                                    16,033,266
        29,287,000  REFCORP STRIPS - COUPON,
                    4.80%, 10/15/11                                   26,037,636
         1,000,000  STRIPS - COUPON,
                    4.28%, 11/15/11                                      894,844
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                           215,724,900
(Cost $205,049,921)                                              ---------------

ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) - 13.5%
         3,555,000  FHLMC STRIPS - COUPON,
                    4.44%, 1/15/10                                     3,323,054
         3,244,000  FICO STRIPS - COUPON,
                    4.27%, 4/6/10                                      3,005,787
         4,460,000  FICO STRIPS - COUPON,
                    6.02%, 5/11/10                                     4,114,471
         2,805,000  FICO STRIPS - COUPON,
                    6.09%, 5/30/10                                     2,582,998
         1,231,000  FHLMC STRIPS - COUPON,
                    4.16%, 9/15/10                                     1,122,769
         2,000,000  FICO STRIPS - COUPON,
                    5.01%, 9/26/10                                     1,821,886
         2,800,000  FICO STRIPS - COUPON,
                    4.42%, 10/6/10                                     2,547,924
         7,000,000  FICO STRIPS - COUPON,
                    6.11%, 11/11/10                                    6,345,914
         2,381,000  Government Trust Certificates,
                    5.11%, 11/15/10                                    2,160,638
         4,403,000  Government Trust Certificates,
                    5.38%, 11/15/10                                    3,995,502

TARGET 2010 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         2,973,000  FICO STRIPS - COUPON,
                    4.77%, 12/6/10                                     2,687,595
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                     33,708,538
(Cost $32,157,466)                                               ---------------

TEMPORARY CASH INVESTMENTS - 0.2%
           552,000  FHLB Discount Notes,
                    3.15%, 1/2/08(2)                                     552,000
(Cost $551,952)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 100.0%                                 249,985,438
                                                                 ---------------
(Cost $237,759,339)

OTHER ASSETS AND LIABILITIES(3)                                         (99,865)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $249,885,573
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
CATS = Certificates of Accrual of Treasury Securities
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TIGR = Treasury Investment Growth Receipts
TR = Treasury Receipts
(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2) The rate indicated is the yield to maturity at purchase.
(3) Category is less than 0.05% of total net assets.

TARGET 2010 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $237,773,614
                                                                 ===============
Gross tax appreciation of investments                              $ 12,212,709
Gross tax depreciation of investments                                      (885)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 12,211,824
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS(reg.sm)
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2015 FUND
DECEMBER 31, 2007

[american century investments logo and text logo]

TARGET 2015 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) - 86.7%
     $      51,000  Federal Judiciary, 4.94%, 2/15/14               $     40,091
         1,000,000  STRIPS - COUPON,
                    4.57%, 2/15/14                                       795,599
         1,404,000  REFCORP STRIPS - COUPON,
                    4.55%, 4/15/14                                     1,104,638
         3,500,000  STRIPS - COUPON,
                    4.43%, 5/15/14                                     2,748,386
           184,000  REFCORP STRIPS - COUPON,
                    4.82%, 10/15/14                                      141,529
         2,600,000  AID (Israel), 4.77%, 11/1/14                       1,974,768
         1,000,000  STRIPS - COUPON,
                    4.89%, 11/15/14                                      767,905
         2,500,000  STRIPS - PRINCIPAL,
                    4.85%, 11/15/14                                    1,932,753
        14,810,000  REFCORP STRIPS - COUPON,
                    6.72%, 1/15/15                                    11,226,765
         5,485,000  Federal Judiciary, 4.78%, 2/15/15                  4,090,927
         3,850,000  STRIPS - COUPON,
                    6.71%, 2/15/15                                     2,911,851
         8,000,000  STRIPS - PRINCIPAL,
                    4.62%, 2/15/15                                     6,054,824
         4,292,000  AID (Israel), 4.72%, 3/15/15                       3,187,896
        27,560,000  REFCORP STRIPS - COUPON,
                    8.09%, 4/15/15                                    20,587,871
        10,000,000  AID (Israel), 4.72%, 5/1/15                        7,374,330
         2,350,000  AID (Israel), 4.72%, 5/15/15                       1,729,179
         1,408,000  STRIPS - COUPON,
                    5.90%, 5/15/15                                     1,050,713
        28,469,000  REFCORP STRIPS - COUPON,
                    8.17%, 7/15/15                                    21,017,409
         7,021,000  Federal Judiciary,
                    4.78%, 8/15/15                                     5,110,726
         2,928,000  STRIPS - COUPON,
                    9.56%, 8/15/15                                     2,163,423
         2,000,000  STRIPS - PRINCIPAL,
                    4.89%, 8/15/15                                     1,477,748
        25,598,000  REFCORP STRIPS - COUPON,
                    8.23%, 10/15/15                                   18,622,315
        25,981,000  STRIPS - COUPON,
                    6.69%, 11/15/15                                   18,890,136
        15,000,000  STRIPS - PRINCIPAL,
                    4.80%, 11/15/15                                   10,906,125
         4,159,000  REFCORP STRIPS - COUPON,
                    5.15%, 1/15/16                                     2,980,531
            10,000  Federal Judiciary, 5.42%, 2/15/16                      7,061
        15,000,000  STRIPS - COUPON,
                    7.11%, 2/15/16                                    10,761,975
        14,200,000  STRIPS - COUPON,
                    6.39%, 5/15/16                                    10,051,385
        28,091,000  REFCORP STRIPS - COUPON,
                    8.23%, 7/15/16                                    19,605,973
         7,500,000  STRIPS - COUPON,
                    4.62%, 8/15/16                                     5,254,335
        28,742,000  REFCORP STRIPS - COUPON,
                    7.63%, 10/15/16                                   19,780,848
        17,000,000  STRIPS - COUPON,
                    4.80%, 11/15/16                                   11,736,460
         2,000,000  STRIPS - PRINCIPAL,
                    4.74%, 11/15/16                                    1,381,962
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                           227,468,437
(Cost $188,291,402)                                              ---------------

ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) - 12.5%
         3,570,000  FICO STRIPS - COUPON,
                    5.00%, 4/6/14                                      2,765,829
           150,000  TVA STRIPS - COUPON,
                    4.98%, 5/1/14                                        115,765
            96,000  FICO STRIPS - COUPON,
                    5.08%, 5/2/14                                         74,073
         3,821,000  FICO STRIPS - COUPON,
                    5.08%, 5/30/14                                     2,937,122
            22,000  FICO STRIPS - COUPON,
                    4.97%, 10/5/14                                        16,637
         5,000,000  FHLMC STRIPS - COUPON,
                    4.94%, 11/24/14                                    3,752,020
           180,000  FICO STRIPS - COUPON,
                    5.00%, 11/30/14                                      134,930
           136,000  FICO STRIPS - COUPON,
                    5.13%, 2/8/15                                        100,714
         7,681,000  FICO STRIPS - COUPON,
                    6.78%, 2/8/15                                      5,688,126
         3,038,000  FICO STRIPS - COUPON,
                    4.98%, 4/6/15                                      2,229,078
         1,017,000  FICO STRIPS - COUPON,
                    5.76%, 4/6/15                                        746,205
         3,750,000  FHLMC STRIPS - COUPON,
                    5.88%, 7/15/15                                     2,715,038
         2,337,000  FNMA STRIPS - COUPON,
                    5.46%, 7/15/15                                     1,692,072
            52,000  FICO STRIPS - COUPON,
                    5.47%, 11/2/15                                        36,977
         2,000,000  FICO STRIPS - COUPON,
                    5.77%, 11/11/15                                    1,419,786
           190,000  FICO STRIPS - COUPON,
                    5.16%, 12/6/15                                       134,341
         5,125,000  FICO STRIPS - COUPON,
                    4.70%, 12/27/15                                    3,611,854

TARGET 2015 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         1,500,000  FHLMC STRIPS - COUPON,
                    5.45%, 1/15/16                                     1,054,132
         5,000,000  FICO STRIPS - COUPON,
                    6.42%, 6/6/16                                      3,438,695
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                     32,663,394
(Cost $29,829,454)                                               ---------------

TEMPORARY CASH INVESTMENTS - 0.6%
         1,700,000  FHLB Discount Notes,
                    3.15%, 1/2/08(2)                                   1,700,000
(Cost $1,699,851)                                                ---------------

TOTAL INVESTMENT SECURITIES - 99.8%                                  261,831,831
                                                                 ---------------
(Cost $219,820,707)

OTHER ASSETS AND LIABILITIES - 0.2%                                      432,003
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $262,263,834
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
AID = Agency for International Development
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
FNMA = Federal National Mortgage Association
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2) The rate indicated is the yield to maturity at purchase.

TARGET 2015 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $219,989,010
                                                                 ===============
Gross tax appreciation of investments                               $ 41,842,821
Gross tax depreciation of investments                                         -
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $ 41,842,821
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS(reg.sm)
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2020 FUND
DECEMBER 31, 2007

[american century investments logo and text logo]

TARGET 2020 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) - 96.3%
      $  7,000,000  REFCORP STRIPS - COUPON,
                    6.36%, 1/15/19                                  $  4,240,208
           306,000  Federal Judiciary,
                    5.27%, 2/15/19                                       182,923
         2,000,000  STRIPS - COUPON,
                    5.07%, 2/15/19                                     1,221,856
           258,000  REFCORP STRIPS - COUPON,
                    6.21%, 4/15/19                                       154,118
         1,000,000  STRIPS - COUPON,
                    5.26%, 5/15/19                                       603,526
           339,000  Federal Judiciary, 5.67%, 8/15/19                    197,342
         1,000,000  STRIPS - COUPON,
                    5.26%, 8/15/19                                       595,508
         6,000,000  STRIPS - PRINCIPAL,
                    4.91%, 8/15/19                                     3,573,048
           630,000  REFCORP STRIPS - COUPON,
                    5.00%, 10/15/19                                      366,014
         9,000,000  REFCORP STRIPS - PRINCIPAL,
                    4.79%, 10/15/19                                    5,230,773
        14,000,000  STRIPS - COUPON,
                    5.09%, 11/15/19                                    8,216,012
        14,674,000  REFCORP STRIPS - COUPON,
                    8.53%, 1/15/20                                     8,398,326
         3,500,000  STRIPS - COUPON,
                    4.83%, 2/15/20                                     2,023,872
         7,299,000  REFCORP STRIPS - COUPON,
                    6.35%, 4/15/20                                     4,115,614
           396,000  AID (Israel), 5.91%, 5/15/20                         219,575
        50,688,000  STRIPS - COUPON,
                    5.15%, 5/15/20                                    28,876,092
         4,000,000  STRIPS - PRINCIPAL,
                    5.61%, 5/15/20                                     2,284,248
        32,918,000  REFCORP STRIPS - COUPON,
                    8.41%, 7/15/20                                    18,314,291
        65,144,000  REFCORP STRIPS - PRINCIPAL,
                    5.83%, 7/15/20                                    36,332,508
           115,000  Federal Judiciary,
                    6.19%, 8/15/20                                        63,117
         7,135,000  STRIPS - COUPON,
                    4.99%, 8/15/20                                     4,013,780
         3,500,000  STRIPS - PRINCIPAL,
                    6.21%, 8/15/20                                     1,973,783
        13,091,000  REFCORP STRIPS - COUPON,
                    6.89%, 10/15/20                                    7,185,990
         3,000,000  REFCORP STRIPS - PRINCIPAL,
                    6.64%, 10/15/20                                    1,651,581
        59,907,000  STRIPS - COUPON,
                    5.66%, 11/15/20                                   33,234,966
        36,789,000  REFCORP STRIPS - COUPON,
                    7.17%, 1/15/21                                    19,914,658
        23,535,000  REFCORP STRIPS - PRINCIPAL,
                    5.82%, 1/15/21                                    12,786,001
           110,000  Federal Judiciary,
                    5.75%, 2/15/21                                        58,653
        17,000,000  STRIPS - COUPON,
                    5.68%, 2/15/21                                     9,300,003
        24,500,000  STRIPS - COUPON,
                    5.32%, 5/15/21                                    13,232,499
         2,000,000  STRIPS - PRINCIPAL,
                    5.85%, 5/15/21                                     1,083,032
        17,000,000  STRIPS - COUPON,
                    4.93%, 8/15/21                                     9,052,466
         2,000,000  STRIPS - COUPON,
                    5.30%, 11/15/21                                    1,052,750
        15,000,000  STRIPS - PRINCIPAL,
                    5.31%, 11/15/21                                    7,917,060
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                           247,666,193
(Cost $213,132,169)                                              ---------------

ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) - 3.2%
           535,000  FICO STRIPS - COUPON,
                    5.81%, 4/5/19                                        315,995
            11,000  TVA STRIPS - COUPON,
                    5.66%, 5/1/19                                          6,412
           708,000  FICO STRIPS - COUPON,
                    5.43%, 9/26/19                                       403,734
             9,000  TVA STRIPS - COUPON,
                    5.70%, 11/1/19                                         5,096
         6,250,000  FHLMC STRIPS - COUPON,
                    6.30%, 1/15/20                                     3,497,856
         7,683,000  Government Trust Certificates,
                    5.76%, 4/1/21                                      4,006,347
                                                                 ---------------
TOTAL ZERO-COUPON
U.S. GOVERNMENT AGENCY SECURITIES                                      8,235,440
(Cost $7,252,025)                                                ---------------

TARGET 2020 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 1.1%
         2,809,000  FHLB Discount Notes,
                    3.15%, 1/2/08(2)                                   2,809,000
                                                                 ---------------
(Cost $2,808,754)

TOTAL INVESTMENT SECURITIES - 100.6%                                 258,710,633
                                                                 ---------------
(Cost $223,192,948)

OTHER ASSETS AND LIABILITIES - (0.6)%                                (1,613,249)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $257,097,384
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
AID = Agency for International Development
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2) The rate indicated is the yield to maturity at purchase.

TARGET 2020 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $223,267,872
                                                                 ===============
Gross tax appreciation of investments                               $ 35,442,761
Gross tax depreciation of investments                                          -
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $ 35,442,761
                                                                 ===============

The difference between book-basis and tax-basis cost and appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS(reg.sm)
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2025 FUND
DECEMBER 31, 2007

[american century investments logo and text logo]

TARGET 2025 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) - 85.5%
     $   4,650,000  REFCORP STRIPS - COUPON,
                    6.56%, 1/15/24                                  $  2,172,968
        10,000,000  STRIPS - COUPON,
                    5.45%, 2/15/24                                     4,728,500
         1,560,000  REFCORP STRIPS - COUPON,
                    6.66%, 4/15/24                                       718,876
        17,000,000  STRIPS - COUPON,
                    4.96%, 5/15/24                                     7,920,249
           926,000  REFCORP STRIPS - COUPON,
                    7.10%, 7/15/24                                       421,220
        13,000,000  STRIPS - COUPON,
                    5.52%, 8/15/24                                     5,986,435
         3,184,000  REFCORP STRIPS - COUPON,
                    7.45%, 10/15/24                                    1,431,198
        11,800,000  STRIPS - COUPON,
                    5.45%, 11/15/24                                    5,370,829
         8,600,000  STRIPS - PRINCIPAL,
                    5.53%, 11/15/24                                    3,927,259
        24,097,000  REFCORP STRIPS - COUPON,
                    6.37%, 1/15/25                                    10,691,503
        19,000,000  STRIPS - COUPON,
                    5.26%, 2/15/25                                     8,533,394
        19,500,000  STRIPS - PRINCIPAL,
                    5.32%, 2/15/25                                     8,787,305
        23,013,000  REFCORP STRIPS - COUPON,
                    6.56%, 4/15/25                                    10,083,790
        21,175,000  STRIPS - COUPON,
                    5.39%, 5/15/25                                     9,399,731
        52,792,000  REFCORP STRIPS - COUPON,
                    5.63%, 7/15/25                                    22,857,924
        18,764,000  STRIPS - COUPON,
                    5.24%, 8/15/25                                     8,232,686
        12,850,000  STRIPS - PRINCIPAL,
                    5.63%, 8/15/25                                     5,667,120
        23,493,000  REFCORP STRIPS - COUPON,
                    6.57%, 10/15/25                                   10,051,386
        22,920,000  STRIPS - COUPON,
                    5.66%, 11/15/25                                    9,939,281
        34,380,000  REFCORP STRIPS - COUPON,
                    6.61%, 1/15/26                                    14,568,869
        21,299,000  STRIPS - COUPON,
                    5.56%, 2/15/26                                     9,161,403
           750,000  STRIPS - PRINCIPAL,
                    5.69%, 2/15/26                                       324,893
        57,941,000  REFCORP STRIPS - COUPON,
                    5.93%, 4/15/26                                    24,291,879
        19,991,000  STRIPS - COUPON,
                    5.23%, 5/15/26                                     8,499,294
        31,767,000  REFCORP STRIPS - COUPON,
                    7.29%, 7/15/26                                    13,161,036
        20,600,000  STRIPS - COUPON,
                    5.30%, 8/15/26                                     8,656,862
        11,739,000  REFCORP STRIPS - COUPON,
                    7.35%, 10/15/26                                    4,811,863
         5,000,000  STRIPS - COUPON,
                    5.75%, 11/15/26                                    2,080,700
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                           222,478,453
(Cost $185,469,621)                                              ---------------

ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) - 14.1%
         4,664,000  FNMA STRIPS - COUPON,
                    5.73%, 1/15/24                                     2,102,523
            10,000  FNMA STRIPS - COUPON,
                    6.14%, 4/8/24                                          4,420
         1,000,000  TVA STRIPS - COUPON,
                    6.58%, 5/1/24                                        443,040
            42,000  FHLMC STRIPS - COUPON,
                    5.45%, 9/15/24                                        18,256
        20,725,000  FNMA STRIPS - COUPON,
                    5.65%, 11/15/24                                    8,934,070
           247,000  FNMA STRIPS - COUPON,
                    5.30%, 1/15/25                                       105,483
         8,593,000  FHLMC STRIPS - COUPON,
                    5.18%, 3/15/25                                     3,637,065
         1,193,000  FHLMC STRIPS - COUPON,
                    5.42%, 3/15/25                                       505,005
         1,838,000  FNMA STRIPS - COUPON,
                    5.11%, 5/15/25                                       771,550
           162,000  FHLMC STRIPS - COUPON,
                    5.29%, 9/15/25                                        66,876
           511,000  FHLMC STRIPS - COUPON,
                    5.29%, 9/15/25                                       210,948
         1,162,000  TVA STRIPS - COUPON,
                    6.08%, 11/1/25                                       476,638
         9,188,000  TVA STRIPS - PRINCIPAL,
                    5.70%, 11/1/25                                     3,801,820
        15,228,000  FNMA STRIPS - COUPON,
                    5.74%, 11/15/25                                    6,234,633
        10,000,000  FHLMC STRIPS - COUPON,
                    5.35%, 12/11/25                                    4,083,200
           841,000  FNMA STRIPS - COUPON,
                    5.10%, 1/15/26                                       342,254
        12,013,000  FHLMC STRIPS - COUPON,
                    5.71%, 3/15/26                                     4,853,985
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                     36,591,766
(Cost $33,386,698)                                               ---------------

TARGET 2025 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 0.4%
           916,000  FHLB Discount Notes,
                    3.15%, 1/2/08(2)                                     916,000
                                                                 ---------------
(Cost $915,920)

TOTAL INVESTMENT SECURITIES - 100.0%                                 259,986,219
                                                                 ---------------
(Cost $219,772,239)

OTHER ASSETS AND LIABILITIES(3)                                         (41,867)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $259,944,352
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2) The rate indicated is the yield to maturity at purchase.
(3) Category is less than 0.05% of total net assets.

TARGET 2025 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $220,511,048
                                                                 ===============
Gross tax appreciation of investments                               $ 39,475,171
Gross tax depreciation of investments                                          -
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $ 39,475,171
                                                                 ===============

The difference between book-basis and tax-basis cost and appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY TARGET MATURITIES TRUST

By:      /s/   Jonathan S. Thomas
         --------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President

Date:    February 27, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/   Jonathan S. Thomas
         --------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President
                  (principal executive officer)

Date:    February 27, 2008

By:      /s/   Robert J. Leach
         --------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    February 27, 2008